Variable Interest Entities	12 Months Ended
Jan. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
Variable Interest Entities
In fiscal years 2018, 2017 and 2016, we securitized customer accounts receivables by transferring the receivables to various bankruptcy-remote VIEs. Under the terms of the respective securitization transactions, all cash collections and other cash proceeds of the customer receivables go first to the servicer and the holders of the asset-backed notes, and then to the residual equity holder. We retain the servicing of the securitized portfolio and receive a monthly fee of 4.75% (annualized) based on the outstanding balance of the securitized receivables, and we currently hold all of the residual equity. In addition, we, rather than the VIEs, will retain certain credit insurance income together with certain recoveries related to credit insurance and repair service agreements on charge-offs of the securitized receivables, which will continue to be reflected as a reduction of net charge-offs on a consolidated basis for as long as we consolidate the VIEs.
We consolidate VIEs when we determine that we are the primary beneficiary of these VIEs, we have the power to direct the activities that most significantly impact the performance of the VIEs and our obligation to absorb losses and the right to receive residual returns are significant.
The following table presents the assets and liabilities held by the VIEs (for legal purposes, the assets and liabilities of the VIEs will remain distinct from Conn's, Inc.):

(in thousands)	January 31, 2018	January 31, 2017
Assets:
Restricted cash	85,322	$110,698
Due from Conn's, Inc., net	15,212	7,368
Customer accounts receivable:
Customer accounts receivable	987,418	884,367
Restructured accounts	97,967	131,470
Allowance for uncollectible accounts	(143,115)	(150,435)
Allowance for short-term, no-interest option programs	(18,228)	(15,912)
Deferred fees and origination costs	(9,332)	—
Total customer accounts receivable, net	914,710	849,490
Total assets	$1,015,244	$967,556
Liabilities:
Accrued expenses	$6,723	$6,525
Other liabilities	10,639	6,691
Long-term debt:
2015 Class A Notes	—	12,166
2015 Asset-Backed Class B Notes	—	165,900
2016-A Class A Notes	—	64,732
2016-A Class B Notes	—	70,510
2016-A Class C Notes	—	70,510
2016-B Class A Notes	—	256,513
2016-B Class B Notes	73,589	111,960
2017-A Class A Notes	59,794	—
2017-A Class B Notes	106,270	—
2017-A Class C Notes	50,340	—
2017-B Class A Notes	292,663	—
2017-B Class B Notes	132,180	—
2017-B Class C Notes	78,640	—
	793,476	752,291
Less deferred debt issuance costs	(5,497)	(6,710)
Total long-term debt	787,979	745,581
Total liabilities	$805,341	$758,797

The assets of the respective VIEs serve as collateral for the obligations of the respective VIEs. The holders of asset-backed notes have no recourse to assets outside of the respective VIEs.